Statements of Changes in Shareholders’ Equity (Deficiency) - USD ($) $ in Thousands	Ordinary Shares		Additional Paid-in Capital	Other Comprehensive Income (loss)	Accumulated deficit	Total
Balance at Dec. 31, 2020		[1]	$ 13,612		$ (9,535)	$ 4,077
Balance (in Shares) at Dec. 31, 2020	79,866,264
Exercise of stock options		[1]	3,222			3,222
Exercise of stock options (in Shares)	5,227,844
Share-based compensation		[1]	3,799			3,799
Issuance of shares and warrants, net		[1]	32,330			32,330
Issuance of shares and warrants, net (in Shares)	40,676,000
Other comprehensive income (loss)		[1]		(109)		(109)
Net loss					(21,918)	(21,918)
Balance at Dec. 31, 2021		[1]	52,963	(109)	(31,453)	21,401
Balance (in Shares) at Dec. 31, 2021	125,770,108
Exercise of stock options		[1]	53			53
Exercise of stock options (in Shares)	1,107,736
Share-based compensation		[1]	3,356			3,356
Issuance of shares and warrants, net		[1]	6,570			6,570
Issuance of shares and warrants, net (in Shares)	19,593,836
Other comprehensive income (loss)		[1]		(121)		(121)
Net loss					(21,859)	(21,859)
Balance at Dec. 31, 2022		[1]	62,942	(230)	(53,312)	$ 9,400
Balance (in Shares) at Dec. 31, 2022	146,471,680					146,471,680
Exercise of stock options		[1]
Exercise of stock options (in Shares)	3,462,487
Share-based compensation		[1]	1,859			$ 1,859
Issuance of shares and warrants, net		[1]	11,257			$ 11,257
Issuance of shares and warrants, net (in Shares)	101,821,880					22,600,000
Other comprehensive income (loss)		[1]		230		$ 230
Net loss		[1]			(16,864)	(16,864)
Balance at Dec. 31, 2023		[1]	$ 76,058		$ (70,176)	$ 5,882
Balance (in Shares) at Dec. 31, 2023	251,756,047					251,756,047

[1]	No par value